Summary of Significant Accounting Policies (Use of Estimates) (Detail) (EUROPE [Member], Submarine Turnkey Project, USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2012
Segment Reporting Information [Line Items]
Reduction to gross profit	$ 27.5
Germany [Member]
Segment Reporting Information [Line Items]
Reduction to gross profit	20.8
Reduction in margin	7.5
Expenses for ongoing project	$ 13.3